Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	$ 3,412	$ 5,471
Loss allowance for trade receivables	0	0
Cash	9,716	22,106	$ 42,714
Debt	107,066	92,280
Brazil [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	1,934
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	9,716	$ 22,106
Interest rate risk [Member] | Inventory financing facilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Debt	$ 18,831
Interest rate risk [Member] | Inventory financing facilities one [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate (p.a.)	7.003%
Interest rate risk [Member] | Inventory financing facilities two [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate (p.a.)	7.45%
Interest rate risk [Member] | Factoring facility [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Debt	$ 1,236
Interest rate (p.a.)	6.17%
Foreign currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of outstanding debt denominated in U.S. dollars	92.00%	90.00%
Percentage of outstanding debt denominated in Brazilian reals	8.00%	10.00%
Impact of 5% change in value of Canadian dollar and Euro to U.S. dollar, change in cash	$ 66	$ 74
Impact of 5% change in value of Brazilian real to U.S. dollar, change in cash	50	133
Impact of 5% change in value of Brazilian real to U.S. dollar, change in Brazilian real debt	429	440
Impact of 5% change in value of Brazilian real to U.S. dollar, change in U.S. dollar debt	$ 3,661	$ 3,750